Share Capital Authorized and Issued - Common Shares Repurchased (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common shares repurchased (in shares)	15,184,976	6,570,003	0
Cost of shares repurchased, inclusive of commissions	$ 261.4	$ 105.5	$ 0.0
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 17.22	$ 16.06	$ 0